CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		104 Months Ended	113 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Jun. 30, 2013
Expenses
Accounting and audit fees	$ 22,368	$ 24,436	$ 105,276	$ 118,964	$ 139,761	$ 158,225	$ 662,114	$ 767,390
Amortization and depreciation	0	465	576	1,394	1,858	1,657	5,055	5,631
Bank charges and interest	709	1,568	1,908	4,838	5,963	8,701	42,307	44,215
Consulting fees	29,086	230,313	238,898	779,827	1,155,366	2,757,835	11,744,091	11,982,989
Insurance	0	0	0	9,630	10,844	48,152	58,996	58,996
Investor relations	(2,121)	15,000	31,479	37,638	108,138	133,805	831,707	863,186
Legal fees	27,876	21,629	99,774	97,783	142,923	140,613	670,025	769,799
Management fees	0	0	0	0	0	0	14,625	14,625
Office and miscellaneous expense (recovery)	295	2,965	407	8,420	9,147	30,068	147,684	148,091
Registration and filing fees	3,375	3,110	18,498	20,759	26,794	58,878	154,398	172,896
Rent and administration	0	0	0	0	0	63,110	224,670	224,670
Research and development	39,021	393,963	166,584	2,540,903	2,653,860	2,597,279	12,558,949	12,725,533
Travel	5,373	4,464	5,560	58,827	66,837	182,259	741,155	746,715
Website design and maintenance	0	0	0	0	0	0	28,417	28,417
Loss before other income (expenses)	(125,982)	(697,913)	(668,960)	(3,678,983)	(4,321,491)	(6,180,582)	(27,884,193)	(28,553,153)
Other income (expenses)
Interest and financing fees	(14,855)	(37,988)	(41,638)	(130,472)	(138,341)	(90,246)	(626,021)	(667,659)
Accretion of debt discount	0	(15,293)	0	(98,081)	(98,081)	(69,419)	(2,174,661)	(2,174,661)
Change in fair value of derivative liability	0	0	0	67,500	67,500	100,000	(463,274)	(463,274)
Debt conversion expense	0	0	0	0	0	(504,160)	(504,160)	(504,160)
Loss on settlement of accounts payable	0	0	0	0	0	(334,053)	(778,053)	(778,053)
Loss on extinguishment of debt	0	(3,829,328)	0	(3,829,328)	(3,829,333)	(198,738)	(4,515,540)	(4,515,540)
Foreign exchange gain (loss)	(11,087)	37,904	(943)	45,042	18,041	(29,949)	(8,220)	(9,163)
Net loss for the period	$ (151,924)	$ (4,542,618)	$ (711,541)	$ (7,624,322)	$ (8,301,705)	$ (7,307,147)	$ (36,954,122)	$ (37,665,663)
Basic and diluted loss per share	$ (0.01)	$ (0.16)	$ (0.02)	$ (0.28)	$ (0.29)	$ (0.29)
Weighted average number of shares outstanding	30,240,687	28,355,453	30,240,687	27,476,394	28,168,784	25,169,065